Basis of Presentation and General Information, Fleet (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
M/V Alfa [Member]
Vessels Owned [Abstract]
Vessel name	Alfa
Vessel type	Panamax
Year built	2006
Charter type	Fixed rate TC	[1]
Earliest charter expiration	2026-12
Charter termination notice	3 months
M/V Bravo [Member]
Vessels Owned [Abstract]
Vessel name	Bravo
Vessel type	Kamsarmax
Year built	2007
Charter type	Index-linked TC
Charter termination notice	3 months
M/V Charlie [Member]
Vessels Owned [Abstract]
Vessel name	Charlie
Vessel type	Ultramax
Year built	2020
Charter type	Index-linked TC	[2]
Earliest charter expiration	2027-08
Latest charter expiration	2027-12
Converted hire index-linked rate to fixed rate	$ 18

[1]	Index-linked daily hire rate converted to a fixed rate of $18 for the seven-month period from June to December 2026.
[2]	In addition to the daily hire rate, the Company is also entitled to receive part of the fuel cost savings to be realized by the charterer through the use of the vessel’s scrubber.